Financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities [Abstract]
Financial assets and liabilities
17	Financial assets and liabilities

Categories of financial assets and liabilities
The financial assets and liabilities at December 31, 2017 and 2016 are summarized as follows:

	2017	2016
Financial assets
Valued at amortized cost
Cash and cash equivalents	$461,554	$902,704
Trade receivables	250,637	796,369
Other accounts receivable	143,925	212,905
Related parties	217,188	59,098
Total current financial assets	$1,073,304	$1,971,076

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$502,361	$740,370
Trade payables	169,072	189,576
Accounts payable and accrued expenses	340,426	394,473
Related parties	34,756	51,515
Total short-term portion of the financial debt	1,046,615	1,375,934
Long-term financial debt	396,257	9,330,087
Total financial liabilities	$1,442,872	$10,706,021

At December 31, 2017 and 2016, the carrying value of the financial assets and liabilities at amortized cost is considered similar to their fair value.

Financial debt
Trust certificates
Trust certificates (CBFs for its acronym in Spanish) were issued in the amount of $10,500,000 on July 29, 2010, and each CBF has a par value amounting to $100 (one hundred pesos and 00/100). The date of maturity is August 15, 2030. This issue was recognized in the consolidated financial statements through the consolidation of the subsidiary TMM DM.

The CBFs accrue interest on the unpaid balance of the issue, considering the annual Equilibrium Interbank Interest Rate (TIIE for its acronym in Spanish) plus 2.45 percentage points on a term up to 30 days. The due dates of the interest up to the date referred to in the following paragraph were in every February and August.

Pursuant to a CBFs Holders’ Meeting held on May 25, 2015, the holders resolved to approve the modification of the due dates of the interest on the CBFs to every May 15 and November 15.

The principal of the CBFs will be settled on a prorated basis pursuant to a single payment that should be made as at the maturity date of the issue. However, on each due date, the balance remaining in the Fund for servicing the debt after covering interest due on the day of payment involved should be applied to prepay the principal of the issue of the CBFs, until the fund is exhausted without any penalty.

As discussed in Notes 1 and 5, 85% of the shareholdings of TMM DM, a subsidiary of Grupo TMM, was transferred in benefit of the CBFs holders in December 2017, which represented the loss of control over that subsidiary. Consequently, as of that date, the assets, liabilities, and profit or loss of this subsidiary were no longer included in the consolidated financial statements of Grupo TMM, including the liability corresponding to this issue of the CBFs.

As at December 31, 2017, Grupo TMM is not required to consolidate this issue of CBFs, due to the loss of control of TMM DM, discussed in the foregoing paragraph

At December 31, 2017 and 2016 the CBFs are summarized as follows:

	2017	2016
Consolidated offering	$10,500,000	$10,500,000
Capitalization of interests	414,194	414,194
Payments made	(444,864)	(444,864)
Transaction costs	(737,973)	(804,170)
Subtotal	9,731,357	9,665,160
Interest payable	709,589	86,698
Subscription of mandatorily convertible debentures into shares through CBFs (see Note 18)	-	(851,054)
Loss of control of TMM DM	(10,440,946)	-
Long-term trust certificates	$-	$8,900,804

Interest amounts to$942,266 and $684,829 in 2017 and 2016, respectively.

Resolutions of CBFs Holders' Meeting
Pursuant to a CBFs Holders’ Meeting held on May 8, 2017, the CBFs Holders resolved to authorize the payment of accrued interest in benefit of the CBFs Holders in a total amount of $408,467, corresponding to May 15, 2017, to be deferred for this single time, in order for that payment to be made through a payment in the amount of $208,467 on May 15, 2017, which was made on that date, and the remaining balance amounting to $200,000 would be paid on November 15, 2017.

Pursuant to a CBFs Holders’ Meeting held on November 13, 2017, the following decisions were subsequently made:

1.
A partial application amounting to $129,051 was authorized to the payment of the $200,000 corresponding to the interest to be covered originally with a November 15, 2017 due date, as discussed in the foregoing paragraph, which was liquidated on that date, in the understanding that the remaining balance of $70,949 should be covered on the following interest due date.

2.
It was resolved that on this occasion, without any modification of the issuance documents and without prejudice to the total payment, the change will be made of the due date from May 15, 2017 to January 31, 2018. A 9.45% annual interest rate will be applied for the calculation of the amount of interest for the period extending between November 15, 2017 and January 31, 2018. The rate will be applied that is calculated in conformity with the issue documents that would have been applicable from November 15, 2017 up to May 15, 2018.

3.
A May 15, 2018 due date that would cover the period from January 31, 2018 up to May 15, 2018 on which the interest generated by the unpaid balance of the CBFs during the corresponding period should be covered at the rate that would have been applicable from November 15, 2017 up to May 15, 2018.

4.
The spin-off of TMM DM is authorized with retroactive effects as at November 1, 2017, in order for the ownership of 85% of the shares representative of the capital stock of TMM DM as the spun-off company to be transferred in benefit of the CBFs Holders, once all the corresponding corporate acts, approvals, and authorizations have been carried out.

The Plan for Strengthening the issue was authorized pursuant to a CBFs Holders’ Meeting held on November 28, 2017. Accordingly, the following resolutions were adopted:

1.	The capitalization of the following amounts, which are added to the unpaid balance of the CBFs.

a)
The remaining balance amounting to $70,949 of the payment amounting to $200,000 corresponding to the interest to be covered originally on the due date of November 15, 2017, and a second modification on January 31, 2018.

b)	Interest in the amount of $505,669 corresponding to the period extending from May 15, 2017 up to November 15, 2017.

2.
The due date was modified from January 31, 2018 in order for the first due date to be May 15, 2018. Interest generated between November 15, 2017 and May 15, 2018, as well as the corresponding payments on capital should be covered on that date.

3.
The issue documents that were necessary were approved to be modified as well as the consents required from the stockholders of TMM DM, in order to implement the transfer of 85% of the shares of TMM DM in benefit of the CBFs Holders, either indirectly or through a buy and sell of stock or subscription of capital. Furthermore, Maritime Service Contract was modified and the terms in which those services are negotiated was approved as well.

4.
All the necessary acts were approved and the corresponding parties were instructed to enter into the necessary amending agreements, and formal procedures with the corresponding authorities, in order to substitute the share representative of the CBFs to divide the original series by the following series:

a)	Preferred (50%).- It considers payments on debt service and target capital.

b)	Subordinated (20%).- It receives the excess flow after complying with the Preferred Series during each period.

c)
Convertible (30%).- It receives the excess flow after complying with the Preferred and Subordinated Series. Every time that accumulated payments of the Preferred Series amount to 9% (of the opening balance of the Preferred Series), 3% of the shares of the Convertible Series may be converted into the Preferred Series. It is in this series where 85% of the representative shares of TMM DM is planned to be incorporated into the capital.

5.	A 5 year extension to the original date of maturity that takes advantage of the technical and operating capacity of ships in effect for that period.

Finally, pursuant to the CBFs Holders’ Meeting held on December 19, 2017, the Trustee and the Common Representative were authorized and instructed to apply the amount of $5,250 of the balance of the contingency fund accounts and the payment in benefit of the holders at a rate of $0.05 for each one of the trust certificates in effect, in the understanding that the payment should be made on May 15, 2018.

Rating of CBFs
As at December 31, 2017 and 2016, the rating given by HR Ratings de Mexico, S. A. de C. V. to the CBF program was HR C (E) in Special Review and HR AA (E) in Special Review, respectively.

Interest rate CAP
Grupo TMM maintained a master agreement for derivative financial instruments trading with Credit Suisse AG up to November 14, 2017. In the terms of this master agreement, an interest rate CAP was contracted in January 2014 for the period from August 2014 up to August 2015, whereby the maximum rate due was 9.80%, which enabled the Company to increase hedge efficiency by 100 base points, in connection with previously contracted hedges. An extension of the CAP was contracted on April 10, 2015 for the period from August 15, 2015 up to August 14, 2016, whose maximum rate due is 9.80%. The premium paid on this transaction amounted to $2,892, which was amortized during the validity of the hedge. Finally, an extension of the CAP was contracted on June 30, 2016 for the period from August 14, 2016 up to November 14, 2017, whose maximum rate due was 10.80%. The premium paid on this transaction amounted to $3,395, which was amortized during the validity of the hedge.

As at December 31, 2017, the Company had not contracted any interest rate CAP to hedge the risk due to variations in interest rates. Interest payable amounting to $86,698 in 2016 is included as part of the balance of short-term interest payable.

Other Financing
The information for other financing at December 31, 2017 and 2016 is summarized as follows:

	2017		2016
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.(a)	$17,218	$21,246	$1,825	$38,462
Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing November 2019.

Banco Autofin México, S.A. Institución de Banca Múltiple	19,559	55,930	19,644	75,487
Five lives of credit with mortgage surety for $45.8, $34.6, $25.5, $21.6, and $8.4 million at a variable rate of the 28- day TIIE plus 450 basis points, with monthly payments of principal and interest, maturing September 2021.

INPIASA, S.A. de C.V. (b)	1,566	4,175	1,566	5,741
Contract for two lines of credit, the first for $15.7 million and the second for $4.2 million, both at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021 and October 2016, respectively. The line amounting to $4.2 million was paid in full, and in accordance with the amortization schedule in October 2016.

Banco del Bajío, S.A. (b)	1,423	1,304	1,541	2,728
$8.5 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing November 2019.

HSBC, S.A. (b)	1,629	3,802	1,629	5,432
$9.77 million line of credit at a variable rate of the 28-day TIIE plus 300 points, with monthly payments of principal and interest, and maturing April 2021.

Caja de Ahorro Popular la Merced Sociedad de Ahorro y Préstamo, S. de R.L. de C.V. (b)	-	-	1,100	-
$2.64 million line of credit at a variable rate of the 28-day TIIE plus 200 points, with monthly payments of principal and interest, and maturing October 2017. The line was paid in full according to its amortization schedule in October 2017.

2017		2016
Short-term	Long-term	Short-term	Long-term
Banco del Bajío, S.A.	1,264	2,106	1,264	3,370
$9.36 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing August 2020.

Trust certificates	-	-	-	8,814,106
Portfolio securitization program with a variable interest rate of the 28-day TIIE annualized plus 245 basis points (at December 2017 close, this was 9.94%) maturing August 2035. See Note 5 on the loss of control of TMM DM.

CI Banco S.A. Institución de Banca Múltiple	15,000	-	20,000	15,000
$40 million line of credit at a variable rate of the 28-day TIIE plus 150 points, with monthly payments of principal and interest on outstanding balances, and maturing November 2018.

Interest payable	2,213	-	160,920	-
	59,872	88,563	209,489	8,960,326

	2017		2016
	Short-term	Long-term	Short-term	Long-term
Payable in US dollars
DVB Bank América, NV (c)	282,677	-	352,575	-
Two lines of credit with mortgage surety; the first for US$25.0 million (approximately $485.2 million) at an average rate of 7.42% and maturing May 2017. The second, for US$27.5 million (approximately $542.7 million), at an average rate of 7.78%, and maturing June 2017.

The restructuring of the payment schedule and outstanding balance amounting to $16.0 million dollars (approximately $315.7 million pesos) was formalized in June 2017, with a variable Libor rate at 90 days plus 325 points, with monthly payments on principal and interest on unpaid balances, due June 2018.

DEG-Deutsche Investitions – UND (d)	23,682	29,603	20,105	55,793
US$8.5 million line of credit with pledge surety (approximately $167.7 million) at 8.01% fixed rate, with semiannual payments of principal and interest on outstanding balances, with a two year grace period on the principal and maturing July 2014. On September 2, 2016, the restructuring of the outstanding balance amounting to $4.1 million dollars (approximately 80.9 million) by extending the due date up to December 2019, with quarterly payments on principal and interest on the unpaid balance at a variable Libor rate at 90 days plus 550 points for the first 4 quarters, 650 points for the next 4 quarters, 750 points for the net 4 quarters, and finally 900 points for the last 2 quarters.

Other (e)	98,677	-	123,984	-
Unsecured credits were contracted, each one amounting to $3.0 million dollars (approximately $59.2 million pesos) at a fixed rate of 11.25%, with semester payments on principal and interest, originally due January 2016. Both credits were contracted again in January 2017, and $1.0 million dollars on one of them was paid and both were due in July 2017. The payment rescheduling and outstanding balance amounting to $5.0 million dollars (approximately $98.7 million pesos) were formalized in July 2017, with a fixed rate of 11.25% with monthly payments on interest and principal, due July 2018.

2017		2016
Short-term	Long-term	Short-term	Long-term
FTAI Subsea 88 Ltd	10,954	171,479	9,770	191,017
US$10.8 million line of credit through financial leasing (approximately $213.1 million), at 15.92% fixed rate with monthly payments of principal and interest on outstanding balances and maturing November 2023.

	415,990	201,082	506,434	246,810
Payable in euros
B V Scheepswerf Damen Gorinchem	26,499	106,612	24,447	122,951
Opening line of credit amounting to $7.58 million euros (approximating $159.2 million), at a 7.0% fixed rate with semester payments on principal and interest on unpaid balances and due November 2022.
	26,499	106,612	24,447	122,951
	$502,361	$396,257	$740,370	$9,330,087

(a)	On August 2, 2016, the Company completed the restructuring process of its payment schedule.

(b)	They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by ADEMSA, related party.

(c)	The Company formally completed the restructuring of the payment schedule and the new due date will be on June 18, 2018.

(d)	The Company formally completed the restructuring of the payment schedule and the new due date will be on December 15, 2019.

(e)
On January 31, 2017, both credits were contracted again by paying $1.0 million US dollars on one of the credits. As at the issue date of these financial statements, the Company is up to date in its obligations and completed the extension of the credit term to July 25, 2018.

Covenants
Some of the agreements related to the abovementioned loans contain certain covenants including the observance of certain financial ratios, restrictions on dividend payments, and sales of assets, among others. As at December 31, 2017 and 2016, Grupo TMM and subsidiaries complied with the covenants set forth in those contracts.

The interest expense on the trust certificates and bank loans was de $1,039,856 and $783,459 for the periods of twelve months ended December 31, 2017 and 2016, respectively.

The maturity of the long-term financial debt at December 31, 2017 and 2016 is as follows:

Maturity	2017	2016
2018	$-	$118,515
2019	115,683	115,616
2020	65,390	64,040
2021	61,711	60,482
2022	48,538	157,327
2023 and thereafter	104,935	8,814,107
	$396,257	$9,330,087